Convertible notes at fair value (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instrument Fair Value Disclosure [Abstract]
Summary of fair value of the notes determined using monte carlo simulation with key assumptions

The fair value of the 2018 Notes was determined using a Monte Carlo simulation with the key assumptions summarized in the below table. The volatility was based on the implied historical volatility of certain comparable companies. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that commensurates with the remaining period until the maturity of the 2018 Notes.

Measurement date	Volatility	Risk-free rate
	%	%
December 31, 2018	44.32	2.52
February 1, 2019	44.59	2.55
March 1, 2019	44.99	2.62
August 22, 2019	43,86	1.47
November 14, 2019	44.34	1.61
December 12, 2019	43.86	1.71
December 31, 2019	44.17	1.67

Summary of convertible notes fair value assumptions bond yield
	Volatility	Risk-free rate	Bond yield
	%	%	%
November 2019 Notes	42.53	1.61	10.09
December 2019 Notes	42.63	1.61	10.09